Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant liability — Private Placement Warrants	3	$4,070	$—
Warrant liability — warrants to purchase Old Talkspace’s preferred D shares	3	—	444

Summary of warrants
The following table presents the changes in the fair value of warrant liabilities during the year ended December 31, 2021:

(in thousands)	Private Placement	Old Talkspace Warrants
Balance at December 31, 2020	$—	$444
Acquired in Business Combination	32,399	—
Issued in connection with closing of the Forward Purchase Agreement	7,879	—
Change in value	(36,208)	165
Converted into equity	—	(609)

Balance at December 31, 2021	$4,070	$—